COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Royalty commitments

The Company is committed to paying royalties as percentage of revenue or as a percentage of purchase to certain OEM as part of the Company’s licenses agreements. Royalties expense was $1,668 and $1,746 for the three months ended September 30, 2026 and 2025, respectively. Royalties expense was $4,877 and $4,208 for the nine months ended September 30, 2026 and 2025, respectively.

Litigation

On July 12, 2022, TAT filed a suit against TAT Industries Ltd. in the District Court of Tel Aviv. TAT had leased the Gedera facility from TAT Industries Ltd. until the termination of the lease agreement in 2022. TAT asserts that TAT Industries Ltd. has unlawfully forfeited a bank guarantee that was granted for the benefit TAT Industries Ltd. in connection with the lease in Gedera in the amount of $750 thousands. On December 28, 2022, TAT Industries Ltd. filed a counterclaim against TAT asserting damages caused by TAT in connection with the lease in Gedera. The evidentiary hearings concluded on June 29, 2025, and the parties completed their closing arguments by November 23, 2025. On October 1, 2026 the District Court of Tel Aviv issued its ruling, dismissing the counterclaim filed by TAT Industries Ltd. and upholding TAT Technologies claims. TAT Industries has 60 days from the date of the ruling to file an appeal.